RESTRICTED CASH	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Operations	$141	$167
Credit obligations	103	95
Capital expenditures and development projects	147	50
Total	391	312
Less: non-current	(68)	(51)
Current	$323	$261